VESSELS HELD FOR SALE (Details) $ in Thousands	1 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($) vessel	Feb. 28, 2022 USD ($) vessel	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($) vessel	Jun. 30, 2021 USD ($)
Long Lived Assets Held-for-sale [Line Items]
Number of vessels held for sale | vessel				5
Gain on sale of assets				$ 9,516	$ 0
Panamax vessels, Golden Empress, Golden Enterprise and Golden Endeavour
Long Lived Assets Held-for-sale [Line Items]
Number of vessels held for sale | vessel		3		3
Proceeds from sale of vessels		$ 52,000
Gain on sale of assets		$ 9,500
Ultramax vessels, Golden Cecilie and Golden Cathrine
Long Lived Assets Held-for-sale [Line Items]
Number of vessels held for sale | vessel	2
Proceeds from sale of vessels	$ 63,000
Ultramax vessels, Golden Cecilie and Golden Cathrine | Forecast
Long Lived Assets Held-for-sale [Line Items]
Gain from sale of vessels			$ 22,000